Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Summary of Principal Accounting Policies
Basis of presentation	(a) Basis of presentation The consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Impact of COVID-19

(b) Impact of COVID-19

Starting from early 2020, in response to intensifying efforts to contain the spread of COVID-19, the Chinese government took a number of actions, which included extending the Chinese New Year holiday, quarantining individuals infected with or suspected of having COVID-19, restricting residents from travel, encouraging employees of enterprises to work remotely from home and cancelling public activities, among others. The pandemic resulted in a significant reduction in real estate transaction volumes as many of our developer clients had to close their project sales centers and show rooms for an extended period, adversely affecting our e-commerce services.

The Group has assessed various accounting estimates and other matters, including credit losses for financial assets, valuation allowances for deferred tax assets and revenue recognition. Based on current assessment of these estimates, although the COVID-19 outbreak adversely affected the Group’s business for the year ended December 31, 2021, the Group concluded that there would be no material impact on the Group’s long-term forecast, and the Group did not identify any impairments related to its long-lived assets as of December 31, 2021 as a result of COVID-19. While the adverse impact from COVID-19 is currently expected to be temporary, there is uncertainty around the duration of these disruptions and the possibility of other adverse effects on the Group’s business, and the Group will continue to monitor for potential credit risk as the impact of the COVID-19 pandemic evolves.

Basis of consolidation

(c) Basis of consolidation

The consolidated financial statements include the financial statements of Leju, its majority owned subsidiaries and its VIEs, Beijing Leju, Leju Hao Fang and Beijing Jiajujiu. All inter-company transactions and balances have been eliminated in consolidation.

The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

VIE arrangements

PRC regulations currently prohibit or restrict foreign ownership of companies that provide internet content and advertising services. To comply with these regulations, the Group provides such activities through its VIEs and their subsidiaries. To provide the Group effective control over and the ability to receive substantially all of the economic benefits of its VIEs and their subsidiaries, certain of the Company’s subsidiaries, Shanghai SINA Leju, Shanghai Yi Yue and Beijing Maiteng (collectively, the “Foreign Owned Subsidiaries”) entered into a series of contractual arrangements with Beijing Leju, Leju Hao Fang and Beijing Jiajujiu (collectively the “VIEs”) and their respective shareholders, respectively, as summarized below:

	Foreign Owned
Name of Foreign	Subsidiaries’
Owned	Economic Ownership
Subsidiaries	of VIES	Name of VIEs	Activities of VIEs
Shanghai SINA Leju	100%	Beijing Leju	Operate the online advertising and listing business
Shanghai Yi Yue	100%	Leju Hao Fang	Operate the e-commerce business
Beijing Maiteng	100%	Beijing Jiajujiu	Operate the online home furnishing business

The VIEs hold the requisite licenses and permits necessary to conduct internet content and advertising services activities from which foreign ownership of companies are prohibited or restricted. In addition, the VIEs hold leases and other assets necessary to operate such business and generate a majority of the Group’s revenues.

Agreements that Transfer Economic Benefits of the VIEs to the Group

Exclusive Consulting and Technical Support Agreement.    Pursuant to an exclusive consulting and technical support agreement between the Foreign Owned Subsidiaries and the respective VIEs, the Foreign Owned Subsidiaries provide the respective VIEs with a series of consulting and technical support services and are entitled to receive related fees. The term of this exclusive technical support agreement will expire upon dissolution of the VIEs. Unless expressly provided by this agreement, without prior written consent of the Foreign Owned Subsidiaries, the VIEs may not engage any third party to provide the services offered by the Foreign Owned Subsidiaries under this agreement.

Agreements that Provide Effective Control over VIEs

Exclusive Call Option Agreement.     Each of the shareholders of the VIEs has entered into an exclusive call option agreement with the respective Foreign Owned Subsidiaries. Pursuant to these agreements, each of the shareholders of the VIEs has granted an irrevocable and unconditional option to the respective Foreign Owned Subsidiaries or their designees to acquire all or part of such shareholder’s equity interests in VIEs at its sole discretion, to the extent as permitted by PRC laws and regulations then in effect. The consideration for such acquisition of all equity interests in the VIEs will be equal to the registered capital of the VIEs, and if PRC law requires the consideration to be greater than the registered capital, the consideration will be the minimum amount as permitted by PRC law. In addition, the VIEs irrevocably and unconditionally granted the respective Foreign Owned Subsidiaries an exclusive option to purchase, to the extent permitted under the PRC law, all or part of the assets of the VIEs. The exercise price for purchasing the assets of the VIEs will be equal to their respective book values, and if PRC law requires the price to be greater than the book value, the price will be the minimum amount as permitted by PRC law. The call option may be exercised by the respective Foreign Owned Subsidiaries or their designees.

Loan Agreement.  Under the loan agreement among shareholders of the VIEs and the respective Foreign Owned Subsidiaries, each of the respective Foreign Owned Subsidiaries has granted an interest-free loan to the shareholders of the VIEs, solely for their purchase of the equity interest of the VIEs, investing or operating activities conducted in the VIEs. Each loan agreement will be due upon the earlier of twenty years from the date of execution or the expiration of the term of business of VIEs.

Shareholder Voting Right Proxy Agreement.     Each of the shareholders of the VIEs has irrevocably granted any person designated by the respective Foreign Owned Subsidiaries the power to exercise all voting rights to which he will be entitled to as shareholder of the VIEs at that time, including the right to declare dividends, appoint and elect board members and senior management members and other voting rights.

Each shareholder voting right proxy agreement has a term of twenty years, unless it is early terminated by all parties in writing or pursuant to provision of this agreement. The term of the agreement will be automatically extended for one year upon the expiration, if the Foreign Owned Subsidiary gives the other parties written notice requiring the extension at least 30 days prior to expiration and the same mechanism will apply subsequently upon the expiration of each extended term.

Equity Pledge Agreement.     Each of the shareholders of the VIEs has also entered into an equity pledge agreement with the respective Foreign Owned Subsidiaries. Pursuant to which these shareholders pledged their respective equity interest in the VIEs to guarantee the performance of the obligations of the VIEs. The Foreign Owned Subsidiaries, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Pursuant to the equity pledge agreement, each shareholder of the VIEs cannot transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interest in the VIEs without the prior written consent of the respective Foreign Owned Subsidiaries. The equity pledge right enjoyed by the Foreign Owned Subsidiaries will expire when shareholders of the VIEs have fully performed their respective obligations under the above agreements. The equity pledges of the VIEs have been registered with the relevant local branch of the State Administration for Industry and Commerce, or SAIC.

Risks in relation to the VIE structure

The Company believes that the Foreign Owned Subsidiaries’ contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and the interests of the shareholders of the VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Company’s ability to control the VIEs also depends on the power of attorney, the Foreign Owned Subsidiaries have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Company may be subject to fines or other actions. The Company does not believe such actions would result in the liquidation or dissolution of the Company, the Foreign Owned Subsidiaries or the VIEs.

The Company, through its subsidiaries and through the contractual arrangements, has (1) the power to direct the activities of the VIEs that most significantly affect the entity’s economic performance and (2) the right to receive benefits from the VIEs. Accordingly, the Company is the primary beneficiary of the VIEs and has consolidated the financial results of the VIEs.

The following financial statement amounts and balances of the Group’s VIEs were included in the accompanying consolidated financial statements, after elimination of inter-company balances and transactions:

	As of December 31,
	2020	2021
	$	$
Cash and cash equivalents	236,976,406	199,808,985
Restricted cash	957,242	1,953,803
Accounts receivable, net	199,050,917	34,485,667
Contract assets, net	1,884,193	1,415,241
Customer deposits, net	1,235,041	783,995
Amounts due from related parties, net	15,721,821	3,834,986
Other current assets, net	4,143,643	23,934,283
Total current assets	459,969,263	266,216,960
Total non-current assets	67,284,289	63,522,807
Total assets	527,253,552	329,739,767
Accounts payable	2,714,357	1,631,401
Accrued payroll and welfare expenses	27,228,398	19,962,938
Income tax payable	27,877,546	31,400,562
Other tax payable	19,184,369	16,992,077
Amounts due to related parties	4,737,776	2,693,624
Advances from customers	95,059,745	82,626,840
Lease liabilities, current	5,375,547	5,556,351
Accrued marketing and advertising expenses	63,973,194	42,180,152
Other current liabilities	19,030,481	16,383,879
Total current liabilities	265,181,413	219,427,824
Deferred tax liabilities	91,205	314,763
Lease liabilities, non-current	21,680,018	19,437,887
Total liabilities	286,952,636	239,180,474

	Year Ended December 31,
	2019	2020	2021
	$	$	$
Total revenues	691,566,168	718,861,490	533,619,355
Cost of revenues	(59,822,537)	(65,612,576)	(47,730,331)
Net income (loss)	(2,843,984)	14,278,316	(81,530,172)
Net cash provided by/ (used in) operating activities	44,671,170	100,460,964	(41,427,975)
Net cash provided by/ (used in) investing activities	(5,813,685)	(1,068,664)	431,057
Net cash provided by/ (used in) financing activities	—	—	—

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations or are restricted solely to settle the VIEs’ obligations. The Company has not provided any financial support that it was not previously contractually required to provide to the VIEs.

Use of estimates

(d) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include (i) revenue recognition, (ii) provision for credit losses of accounts receivable and contract assets, customer deposits, other receivables recorded in prepayments and other current assets and amounts due from related parties, (iii) assessment for impairment of long-lived assets, intangible assets and goodwill, (iv) fair value of financial instruments, (v) valuation and recognition of share-based compensation expenses, (vi) useful lives of property and equipment and intangible assets, (vii) and provision for income tax and valuation allowance for deferred tax assets.

Fair value of financial instruments

(e) Fair value of financial instruments

The Group records its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Assets measured at fair value on a recurring basis are comprised of marketable securities. The Group uses quoted price in active markets (Level 1) to determine the fair value of marketable securities.

There are no assets or liabilities measured at fair value on a nonrecurring basis in 2019, 2020 and 2021.

For cash and cash equivalents, accounts receivable, contract assets, customer deposits, other receivables, accounts payable, other payables, and amounts due from/to related parties, the carrying value approximates its fair value due to its short-term nature.

Business combinations

(f) Business combinations

Business combinations are recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair market value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill.

Cash and cash equivalents

(g) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Restricted cash

(h) Restricted cash

Any cash that is legally restricted from use is classified as restricted cash. As of December 31, 2020 and 2021, the restricted cash balances represent (i) $944,215 and $1,708,478, which related to collection and payment as a service for real estate developers. The withdrawal of the cash in bank is required to be pre-approved by real estate developers. (ii) $273,199 and $373,625, which was the full dispute amount and maximum damages of certain law suits, was frozen by the courts for law suits related and accounted for as restricted bank balances

Marketable securities

(i) Marketable securities

Marketable securities include securities that are classified as trading securities. Trading securities represent equity securities that are bought and held principally for the purpose of selling them in the near term, and they are reported at fair value, with both unrealized and realized gains and losses reported as other income (loss). The fair value of marketable securities is based upon the quoted price in an active market for identical instruments (Level 1).

Customer deposits

(j) Customer deposits

The Group provides online real estate e-commerce services for its developer customers. Some real estate developers require the Group to pay an upfront and refundable deposit to obtain the exclusive right to provide e-commerce services for a real estate development project. These deposits are refunded to the Group subject to certain pre-determined criteria specified in the deposit agreement. Customer deposits are recorded as either current or non-current assets based on the Group’s estimate of the date of refund. As of December 31, 2021, the Group recognized $10,259,195 for expected credit loss against customer deposits which is mainly attributable to an overdue customer deposit of $10,258,960. As of December 31, 2020, the Group recognized $3,480 for expected credit loss against customer deposits.

Investment in affiliates

(k) Investment in affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% in common stock or higher to represent a presumption that they are able to exert significant influence.

Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the income statement and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. As of December 31, 2020 and 2021, the Group determined that no such events were presented. The Group did not record any impairment losses in any of the periods reported.

Leases

(l) Leases

On January 1, 2019, the Group adopted ASU No. 2016-02, Leases (Topic 842), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Group elected to apply practical expedients permitted under the transition method that allow the Group to use the beginning of the period of adoption as the date of initial application, to not recognize lease assets and lease liabilities for leases with a term of twelve months or less, to not separate non-lease components from lease components, and to not reassess lease classification, treatment of initial direct costs, or whether an existing or expired contract contains a lease. The Group used modified retrospective method and did not adjust the prior comparative periods. Under the new lease standard, the Group determines if an arrangement is or contains a lease at inception. Right-of-use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Group considers only payments that are fixed and determinable at the time of lease commencement.

ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate as the discount rate for the lease. The Group’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. The Group’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the right-of-use assets and lease liability when it is reasonably certain that the Group will exercise that option.

Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Property and equipment, net

(m) Property and equipment, net

Property and equipment is recorded at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Gains and losses from the disposal of property and equipment are included in income (loss) from operations.

Intangible assets, net

(n) Intangible assets, net

Acquired intangible assets mainly consist of the advertising agency agreement and license agreements with SINA, customer relationships, and database license are recorded at fair value on the acquisition date. All intangible assets, with the exception of customer relationships, are amortized ratably over the contract period. Intangible assets resulting out of acquired customer relationships are amortized based on the timing of the revenue expected to be derived from the respective customer.

Impairment of long-lived assets other than goodwill

(o) Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets, such as fixed assets and purchased or acquired intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with ASC subtopic 360-10, Property, Plant and Equipment: Overall (“ASC 360-10”). When these events occur, the Group assesses the recoverability of the long-lived assets by comparing the carrying amount of the assets to future undiscounted net cash flow expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group will recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets. Impairment on long-lived assets were nil as of December 31, 2020 and 2021 respectively.

Impairment of goodwill

(p) Impairment of goodwill

The Group evaluates the recoverability of goodwill annually or more frequently if an event occurs or circumstances change in the interim that would more likely than not reduce the fair value of the asset below its carrying amount. Goodwill is considered to be impaired when the carrying value of a reporting unit or asset exceeds its fair value. The Group currently has only one reporting unit: Leju online segment.

In the evaluation of goodwill for impairment, the Group first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If the Group determines that it is not more likely than not for a reporting unit’s fair value to be less than its carrying value, a calculation of the fair value is not performed. If the Group determines that it is more likely than not for a reporting unit’s fair value to be less than its carrying value, a calculation of the reporting unit’s fair value is performed and compared to the carrying value of that unit. An impairment loss is recorded equal to the excess of the reporting unit’s carrying value over its fair value.

Generally, the Group measures fair value of reporting units based on a present value of future discounted cash flows and an income valuation approach. The discounted cash flow models indicate the fair value of the reporting units based on the present value of the cash flow that the reporting units are expected to generate in the future. Significant estimates in the discounted cash flow models include: the weighted average cost of capital; long-term rate of growth and profitability of the Group’s business; and working capital effects. Key assumptions used in the income approach, which requires significant management judgment, include forecasted cash flows which consider the historical financial trends, business growth rate and market share, as well as terminal value and discount rate. Significant increases in discount rate or decrease in terminal value in isolation would result in a significantly lower fair value measurement.

Income taxes

(q) Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities, and their reported amounts in the financial statements, net operating loss carry-forwards and credits by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Group only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Group recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position. The Group records interest and penalties as a component of income tax expense.

Share-based compensation

(r) Share-based compensation

Share-based compensation expense is measured on the grant date of the share award, based on the fair value of the award, and recognized as an expense over the requisite service period. Management has made an estimate of expected forfeitures and recognizes compensation cost only for those equity awards expected to vest.

Revenue recognition

(s) Revenue recognition

The Group generates real estate online revenues principally from e-commerce, online advertising, and listing services and enters into separate contracts with its customers under each revenue stream. Revenues are recorded, after considering reductions by estimates for refund allowances and sales related taxes.

The Group has adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified ASC 606 on January 1, 2018 and has elected to apply it retrospectively for the year ended December 31, 2018.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Group applies the following steps:

●	Step 1: Identify the contract(s) with a customer
●	Step 2: Identify the performance obligations in the contract
●	Step 3: Determine the transaction price
●	Step 4: Allocate the transaction price to the performance obligations in the contract
●	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

E-commerce

The Group offers individual property buyers discount coupons that enable them to purchase specified properties from real estate developers at discounts greater than the face value of the fees charged by the Group. Discount coupons are collected initially upfront from the property buyers and are refundable at any time before they are used to purchase the specified properties. As such, these fees are recorded as advance from customers in the Group’s consolidated balance sheets. In this context, the Group determines its customers to be individual property buyers and has identified one single performance obligation to be the sale of discount coupons. The Group determines the sale of discount coupons to be satisfied at a point in time only when confirmation letters are obtained from its customers or developers that prove the use of the coupons. The transaction price is the discount coupon fees charged by the Group which is fixed in the contract with individual property buyers.

Online advertising

In respect of the online advertising services, the Group mainly provides comprehensive advertisement placement services to the advertisers (i.e., property developers) through a packaged online cross-media and cross-platform product portfolio, including those owned by the Group and other independent outlets.

Management considers the Group acts as principal in this arrangement when the Group is a contracting party to its advertisers and is primarily responsible for delivering the specified service to the advertisers. The Group controls the specified service before that service is transferred to an advertiser, because (i) the Group has the discretion to decide which media outlets to use and what type of the advertisements to be placed; (ii) the Group is subject to certain risk of loss to the extent that the cost paid to the media outlets, which is charged to the Group based on a number of methodology, including viewership (CPM) or click (CPC) or others, cannot be compensated by the total consideration obtained from the advertisers; and (iii) the Group has the discretion to determine the fee charged to the advertisers, which affects the Group’s margin as the costs incurred might vary. Therefore the Group reports revenue earned from the advertisers and costs paid to media outlets related to these transactions on a gross basis.

In addition, management considers the Group acts as an agent for those arrangements that the Group only earns agreed rebates from certain media outlets and recognizes such rebates as revenue on a net basis. Media outlets grant the Group rebates in the form of prepayments for the media outlets’ services or cash, mainly based on the gross spending of the advertisers. In some circumstances, the Group will share with its advertisers certain amount of the rebates earned from the media outlets, which is accounted for as a reduction of the rebates, and the Group recognizes such net amount of rebates as revenue.

Listing

Listing services entitle real estate brokers to post and make changes to information for properties in a particular area on the website for a specified period of time, in exchange for a fixed fee.

In this context, the Group determines its customers to be real estate brokers and has identified a single performance obligation that is recognized over time on a straight-line basis over the contract period of display and when collection is probable. The transaction price is the fixed fee outlined in the contract. No rebates are given to the real estate brokers.

Contract balances

The Group does not have unconditional right to the consideration for advertising or listing services until all promises have been fulfilled and therefore initially records a contract asset when recognizing revenue. Upon fulfillment of all advertising or listing services, contract assets will be reclassified as a receivable. Contract assets, net, recognized were $1,884,193 and $1,415,241 as of December 31, 2020 and 2021 respectively.

Disaggregation of revenue

In accordance with ASC 606-10-50, the Group believes the disaggregation of revenue from contracts with customers by e-commerce, online advertising and listing to sufficiently achieve the disclosure objective of depicting how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors.

Practical Expedients and Exemptions

For the Group’s contracts that have an original duration of one year or less, the Group uses the practical expedient applicable to such contracts and has not disclosed the transaction prices for the remaining performance obligations as of the end of the reporting period or when the Group expects to recognize this revenue.

Financing Component

In determining the transaction price, the Group adjusts the promised amount of consideration to determine the cash selling price of the service to be delivered and reflect the time value of money if the contract has a significant financing component. As a result of the adjustment to the transaction price, the Group recognized interest income amounting to $301,368, $4,454,077 and nil for the years ended December 31, 2019, 2020 and 2021, respectively.

Cost of revenue

(t) Cost of revenue

Cost of revenue consists of costs associated with the production of websites, which includes fees paid to third parties for internet connection, content and services, editorial personnel related costs, amortization of intangible assets, depreciation associated with website production equipment and fees paid to media outlets for advertising resources.

Marketing and advertising expenses

(u) Marketing and advertising expenses

Marketing and advertising expenses consist primarily of targeted online and offline marketing costs for promoting the Group’s e-commerce projects and the Group’s own brand building, such as Leju property visit, sponsored marketing campaigns, online or print advertising, public relations and sponsored events. The Group expenses all marketing advertising costs as incurred and record these costs within “Selling, general and administrative expenses” on the consolidated statements of operations when incurred. The nature of the Group’s direct marketing activities is such that they are intended to attract subscribers for the online advertising and potential property buyers to purchase the discount coupons. The Group incurred marketing and advertising expenses amounting to $487,111,773, $523,315,406 and $442,975,679 for the years ended December 31, 2019, 2020 and 2021, respectively.

Foreign currency translation and transaction

(v) Foreign currency translation and transaction

The functional currency of the Company is the United States dollar (“U.S. dollar”) and is used as the reporting currency of the Group. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of changes in equity and comprehensive income (loss).

The financial records of certain of the Company’s subsidiaries are maintained in local currencies other than the U.S. dollar, such as Renminbi (“RMB”) and Hong Kong dollar (“HKD”), which are their functional currencies. Transactions in other currencies are recorded at the rates of exchange prevailing when the transactions occur. Transaction gains and losses are recognized in the consolidated statements of operations.

The Group recorded an exchange gain $412,236, exchange loss $815,656 and $431,686 for the years ended December 31, 2019, 2020 and 2021, respectively, as a component of other income (loss), net, in the consolidated statements of operations.

Government subsidies

(w) Government subsidies

Government subsidies include cash subsidies received by the Company’s subsidiaries and VIEs in the PRC from local governments. These subsidies are generally provided as incentives for conducting business in certain local districts and are typically granted based on the amount of value-added tax, and income tax generated by the Group in certain local districts. Such subsidies allow the Group full discretion in utilizing the funds and are used by the Group for general corporate purposes. The local governments have final discretion as to the amount of cash subsidies. Cash subsidies of $597,853, $380,849 and $560,394 were included in other operating income for the years ended December 31, 2019, 2020 and 2021, respectively. Subsidies are recognized when cash is received and when all the conditions for their receipt have been satisfied.

Concentration of credit risk

(x) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and customer deposits. The Group deposits its cash and cash equivalents in the reputable financial institutions.

Prior to January 1, 2020, the Group regularly reviews the creditworthiness of its customers, and requires collateral or other security from its customers in certain circumstances when accounts receivables’ aging is over one year. The Group establishes an allowance for credit losses primarily based upon factors surrounding the credit risk of specific customers, including creditworthiness of the clients, aging of the receivables and other specific circumstances related to the accounts. Accounts receivable balances are written off after all collection efforts have been exhausted.

The Group adopted Accounting Standard Update (ASU) 2016-13, Financial Instruments-Credit Losses (codified as Accounting Standard Codification Topic 326), since January 1, 2020, which requires measurement and recognition of current expected credit losses for financial instruments held at amortized cost.

The Group’s accounts receivable and contract assets, customer deposits, other receivables recorded in prepayments and other current assets and amounts due from related parties are within the scope of ASC Topic 326.

To estimate expected credit losses, the Group has identified the relevant risk characteristics of its customers and these receivables are assessed on an individual basis for customers with good credit rating (strategic type customers), with pledged credit risk (pledged type customers), with high credit risk (high risk type customers) and the remaining (normal risk type customers). For each customer, the Group considers historical settlement pattern, past default experience of the debtor, overall economic environment in which the debtors operate, and also the assessment of both current and future development of environment as of the date when this report issued. This is assessed at each quarter based on the Group’s specific facts and circumstances.

Balances of the allowance for credit losses for accounts receivable and contract assets by each risk category are as follows:

	Year Ended December 31,
	2020	2021
	$	$
Balances of customers with good credit rating	45,476	—
Balances of customers with pledged credit risk	1,935,563	1,126,119
Balances of customers with high credit risk	6,164,942	112,183,037
Balances of customers with normal risk	4,537,798	2,065,475
	12,683,779	115,374,631

Movement of the allowance for credit losses for accounts receivable and contract assets is as follows:

	Year Ended December 31,
	2019	2020	2021
	$	$	$
Balance as of January 1	18,195,382	16,108,520	12,683,779
Provisions	5,530,843	4,535,063	101,172,959
Write-offs	(7,343,322)	(8,809,126)	(600,847)
Changes due to foreign exchange	(274,383)	849,322	2,118,740
Balance as of December 31	16,108,520	12,683,779	115,374,631

Movement of the allowance for other receivables in prepaid expenses and other current assets, is as follows:

	Year Ended December 31,
	2020	2021
	$	$
Balance as of January 1	—	335,386
Provisions/(reversal)	335,386	(190,200)
Write-offs	—	—
Changes due to foreign exchange	—	5,584
Balance as of December 31	335,386	150,770

Movement of the allowance for customer deposits, is as follows:

	Year Ended December 31,
	2020	2021
	$	$
Balance as of January 1	—	3,480
Provisions	3,480	10,286,671
Write-offs	—	—
Changes due to foreign exchange	—	(30,956)
Balance as of December 31	3,480	10,259,195

Movement of the allowance for amount due from related parties, is as follows:

	Year Ended December 31,
	2020	2021
	$	$
Balance as of January 1	—	3,188
Provisions/(reversal)	3,188	(2,034)
Write-offs	—	—
Changes due to foreign exchange	—	21
Balance as of December 31	3,188	1,175

Details of the accounts receivable and contract assets from customers accounting for 10% or more of total net accounts receivable and contract assets are as follows:

	As of December 31,
	2020	2021
Customer A	$	$
Accounts receivable, gross	146,284,590	96,510,078
Allowance for credit losses	(43,885)	(96,510,078)
Accounts receivable, net	146,240,705	—

Income (Loss) per share

(y) Income (Loss) per share

Basic income (loss) per share is computed by dividing income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The following table sets forth the computation of basic and diluted income (loss) per share for the periods indicated:

	Year Ended December 31,
	2019	2020	2021
Net income (loss) attributable to Leju ordinary shareholders—basic and diluted	$11,521,996	$19,302,238	$(150,933,535)

Weighted average number of ordinary shares outstanding—basic	135,770,793	136,070,785	136,652,162

Stock options and restricted shares	40,958	1,493,782	—
Weighted average number of ordinary shares outstanding-diluted	135,811,751	137,564,567	136,652,162

Basic income (loss) per share	$0.08	$0.14	$(1.10)

Diluted income (loss) per share	$0.08	$0.14	$(1.10)

Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Diluted income (loss) per share does not include the following instruments as their inclusion would have been anti-dilutive:

	Year Ended December 31,
	2019	2020	2021
Share options and restricted shares	8,440,545	7,207,045	15,617,986

Non-controlling interest

(z) Non-controlling interest

Non-controlling interest classified as a separate line item in the equity section and disclosures in the Company’s consolidated financial statements have distinguished the interest of Leju from the interest of non-controlling interest holders.

Comprehensive income (loss)

(aa) Comprehensive income (loss)

Comprehensive income (loss) includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments.

Impact of newly adopted accounting pronouncement

(ab) Impact of newly adopted accounting pronouncement

In January 2020, the FASB issued ASU 2020-01, “Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topic 321, Topic 323, and Topic 815,” which clarifies the interaction of the accounting for equity investments under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 31, 2020. The Company adopted this guidance on January 1, 2021 with no material impact on its audited consolidated financial statements.

Recent issued accounting pronouncements not yet adopted

(ac) Recent issued accounting pronouncements not yet adopted

In October 2021, the FASB issued ASU 2021-08, “Business Combinations (Topic 805) – Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”, which requires that an acquirer recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606, as if it had originated the contracts. Prior to this ASU, an acquirer generally recognizes contract assets acquired and contract liabilities assumed that arose from contracts with customers at fair value on the acquisition date. The ASU is effective for fiscal years beginning after December 15, 2022, with early adoption permitted. The ASU is to be applied prospectively to business combinations occurring on or after the effective date of the amendment (or if adopted early as of an interim period, as of the beginning of the fiscal year that includes the interim period of early application). The ASU is currently not expected to have a material impact on the Company’s consolidated financial statements.